787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

May 8, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Funds V
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BlackRock Funds V (the “Acquiring Trust”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Acquiring Trust’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the transfer of all of the assets of BlackRock Multi-Sector Opportunities Trust II (the “Target Fund”) to BlackRock Strategic Income Opportunities Portfolio (the “Acquiring Fund”), a series of the Acquiring Trust, in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and Investor A Shares of the Acquiring Fund.

Should members of the Staff have any questions regarding the Registration Statement, they should call the undersigned at (212) 728-8037.

Sincerely,

/s/ Stacey P. Ruiz

Stacey P. Ruiz

Enclosures

cc:	Janey Ahn, Esq., BlackRock, Inc.
Bomi Lee, Esq., BlackRock, Inc.
Ben Niehaus, Esq., BlackRock, Inc.
Bissie K. Bonner, Esq., Willkie Farr & Gallagher LLP
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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